AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                   Supplement to Prospectus dated May 1, 1998

The prospectus is amended at pages 12-13 to disclose the following expenses for Vanguard Variable Insurance Fund:

                         INVESTMENT ADVISORY
  PORTFOLIO                 & MANAGEMENT             OTHER EXPENSES              TOTAL

  VANGUARD(1)
  Money Market                  .16%                    .04%                     .20%
  High-Grade Bond               .23%                    .05%                     .28%
  High Yield Bond               .28%                    .03%                     .31%
  Balanced                      .28%                    .03%                     .31%
  Equity Income                 .33%                    .03%                     .36%
  Equity Index                  .17%                    .03%                     .20%
  Growth                        .36%                    .03%                     .39%
  Small Company Growth          .38%                    .04%                     .42%
  International                 .39%                    .09%                     .48%

  (1) 9/30/98      fiscal year end.

  The date of this Supplement is December 29, 1998.